Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0001847903
Registrant Name	Centessa Pharmaceuticals plc
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES